Long-term debt, current and non-current, textuals 3 (Details)			3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 29, 2020 USD ($)	Jan. 13, 2014 USD ($)	Mar. 19, 2015 USD ($)	Jul. 16, 2018 USD ($)	Sep. 15, 2011 USD ($)	Dec. 31, 2020 USD ($) Installments	Dec. 19, 2014 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments						quarterly or semi-annual
Debt Instrument, Description of Variable Rate Basis						LIBOR plus margin
Emporiki Bank of Greece S.A. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 15,000,000
Credit Agricole Corporate and Investment Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | Installments						20
Debt Instrument, Frequency of Periodic Payments						semiannual
Debt Instrument, Periodic Payment, Principal						$ 500,000
Debt Instrument, Baloon Payment						$ 5,000,000
Debt Instrument, Maturity Date						Sep. 15, 2021
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.50%
Repayment of secured loan agreement						$ 6,500,000
Credit Agricole Corporate and Investment Bank [Member] | Secured Debt [Member] | Loan Amount Secured by Cash Pledge in Favor of the Bank [Member]
Debt Instrument [Line Items]
Loan Margin Percentage						1.00%
Commonwealth Bank of Australia, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 9,500,000
Debt Instrument, Number of installments | Installments						32
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 156,000
Debt Instrument, Baloon Payment						$ 4,500,000
Debt Instrument, Maturity Date						Jan. 13, 2022
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.25%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 53,500,000
Debt Instrument, Number of installments | Installments						14
Debt Instrument, Frequency of Periodic Payments						semi-annual
Debt Instrument, Periodic Payment, Principal						$ 1,574,000
Debt Instrument, Baloon Payment						$ 31,466,000
Debt Instrument, Maturity Date						Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.00%
BNP Paribas [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 75,000,000
Debt Instrument, Number of installments | Installments						20
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 1,562,500
Debt Instrument, Baloon Payment						$ 43,750,000
Debt Instrument, Maturity Date						Jul. 16, 2023
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.30%
BNP Paribas [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 31,466,000
Debt Instrument, Number of installments | Installments						5
Debt Instrument, Frequency of Periodic Payments						semi-annual
Debt Instrument, Periodic Payment, Principal						$ 1,574,000
Debt Instrument, Baloon Payment						$ 23,596,000
Debt Instrument, Maturity Date						May 19, 2024
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.50%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 93,080,000
Debt Instrument, Number of installments | Installments						24
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 1,862,000
Debt Instrument, Baloon Payment						$ 48,402,000
Debt Instrument, Maturity Date						Mar. 19, 2021
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.10%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | Installments						8
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 1,862,000
Debt Instrument, Baloon Payment						$ 40,955,000
Debt Instrument, Maturity Date						Mar. 19, 2022
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.25%